Additional information about derivatives financial instruments - Freight derivative positions (Details) - Freight forwards $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) $ / d	Dec. 31, 2019 $ / d
Derivative financial instruments.
Notional amount (days) | $ / d	2,575	1,050
Average strike price per day | $ / d	12,914
Fair value of assets	$ 6
Financial settlement inflows (outflows)	(6)
Value at risk	2
2020+
Derivative financial instruments.
Fair value of assets	$ 6